MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 1, 2010

TO THE PROSPECTUS DATED NOVEMBER 30, 2009

The first paragraph of the section entitled “General Information—Dividends, Distributions and Taxes” in the prospectus is hereby replaced in its entirety with the following:

The Portfolio declares tax-free dividends daily and pays such dividends monthly, usually on the first business day of the month. Your account will begin to accrue dividends on the business day after the day when the monies used to purchase your shares are collected by the transfer agent. The Portfolio declares and pays any taxable capital gains or other taxable distributions once a year at year end.

The section entitled “General Information—Buying or Selling Shares Close to a Record Date” in the prospectus is hereby replaced in its entirety with the following:

Buying Portfolio shares shortly before the record date for a taxable income or capital gain distribution is commonly known as “buying the dividend.” The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

PLEASE KEEP THIS WITH YOUR PORTFOLIO’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-MAPS-0410P

INTERNATIONAL INCOME MANAGED ACCOUNTS PORTFOLIO

ENHANCED MULTI-STRATEGY INCOME MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 1, 2010

TO THE PROSPECTUS DATED NOVEMBER 30, 2009

The first paragraph of the section entitled “General Information—Dividends, Distributions and Taxes” in the prospectus is hereby replaced in its entirety with the following:

The Portfolios declare dividends daily and pay such dividends monthly, usually on the first business day of the month. Your account will begin to accrue dividends on the business day after the day when the monies used to purchase your shares are collected by the transfer agent. The Portfolios declare and pay any taxable capital gains or other taxable distributions once a year at year end.

The section entitled “General Information—Buying or Selling Shares Close to a Record Date” in the prospectus is hereby replaced in its entirety with the following:

Buying Portfolio shares shortly before the record date for a taxable income or capital gain distribution is commonly known as “buying the dividend.” The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

PLEASE KEEP THIS WITH YOUR PORTFOLIO’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-EIMAP-0410P